Stockholders’ Equity (Details) $ / shares in Units, ¥ in Millions			1 Months Ended	12 Months Ended
	Nov. 12, 2020 shares	Aug. 01, 2020	Dec. 19, 2020 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Jun. 16, 2021 shares	Jul. 24, 2020 USD ($) $ / shares shares	Jun. 16, 2020 shares
Stockholders’ Equity (Details) [Line Items]
Description of ordinary shares and preferred shares				The Company is authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share.	The Company is authorized to issue (i) 450,000,000 ordinary shares, $0.0001 par value per share, divided into 300,000,000 Class A ordinary shares and 150,000,000 Class B ordinary shares, and (ii) 50,000,000 preferred shares, $0.0001 par value per share.
Preferred shares, shares authorized				50,000,000		50,000,000
Preferred shares, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Ordinary shares outstanding								17,399,176
Directors and officers amount (in Dollars) | $									$ 60,000
Fair value price (in Dollars per share) | $ / shares									$ 0.20
Additional post-merger consideration adjustment	121,473
Net proceeds (in Dollars) | $				$ 2,531,000
Subscription receivable (in Dollars) | $				$ 508,750
Warrants exercise period				3 years
Earn out shares issued				17,600,000
Description of warrants for redemption				The Company may call the warrants for Redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant,• at any time while the warrants are exercisable;• upon not less than 30 days’ prior written notice of Redemption to each warrant holder;• if, and only if, the reported last sale price of the Company’s ADSs equals or exceeds $18.00 per ADS, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of Redemption to warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the Class A Ordinary Shares underlying such warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of Redemption.	The Company may call the warrants for Redemption (excluding the private warrants), in whole and not in part, at a price of $0.01 per warrant,• at any time while the warrants are exercisable;• upon not less than 30 days’ prior written notice of Redemption to each warrant holder;• if, and only if, the reported last sale price of the Company’s ADSs equals or exceeds $18.00 per ADS, for any 20 trading days within a 30-day trading period ending on the third business day prior to the notice of Redemption to warrant holders; and• if, and only if, there is a current registration statement in effect with respect to the Class A Ordinary Shares underlying such warrants commencing five business days prior to the 30-day trading period and continuing each day thereafter until the date of Redemption.
Proficient Alpha Acquisition Corp [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price of public warrants (in Dollars per share) | $ / shares				$ 11.50
ADS [Member]
Stockholders’ Equity (Details) [Line Items]
Exercise price of public warrants (in Dollars per share) | $ / shares				$ 11.50
Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized				450,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001
Net profit before tax (in Yuan Renminbi) | ¥					¥ 200
August 2020 Private Placement [Member]
Stockholders’ Equity (Details) [Line Items]
Description of securities purchase agreement		the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 1,500,000 ADSs and 1,500,000 warrants to purchase an aggregate of 1,500,000 of our ADS at US$3.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$2.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 150,000 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees.
Class A Ordinary Shares [Member]
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized				300,000,000		300,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Ordinary shares outstanding				9,627,553		3,140,388		7,647,962
Ordinary shares issued				9,627,553		3,140,388			300,000	4,507,574
Additional post-merger consideration adjustment	29,591
Class A Ordinary Shares [Member] | Share Subscription Agreement with Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Subscription shares			4,540,000
Share price (in Dollars per share) | $ / shares			$ 2.2
Class A Ordinary Shares [Member] | Yun Tian [Member]
Stockholders’ Equity (Details) [Line Items]
Earn out shares issued				5,000,000
Class B Ordinary Shares
Stockholders’ Equity (Details) [Line Items]
Ordinary shares authorized				150,000,000		150,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.0001		$ 0.0001
Ordinary shares outstanding				9,843,096		3,949,993		9,751,214
Ordinary shares issued				9,843,096		3,949,993
Additional post-merger consideration adjustment	91,882